Equity investment (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Project Expenditure Percentage	25.00%
Decreases In Equity Method Investment Ownership Percentage	19.115%
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 58,197
Crosshair Energy Corporation [Member]
Project Expenditure Percentage	75.00%
Bootheel Project Llc [Member]
Operating Expenses	$ 267,212